Fixed Assets and Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Fixed Assets And Asset Retirement Obligations [Abstract]
Schedule of Fixed Assets
Fixed assets consisted of the following:

	December 31,
	2018	2017
Crude oil pipelines and natural gas pipelines and related assets	$2,918,285	$3,028,657
Alkali facilities, machinery, and equipment	533,924	497,601
Onshore facilities, machinery, and equipment	639,023	692,364
Transportation equipment	20,102	21,483
Marine vessels	951,597	918,953
Land, buildings and improvements	222,242	223,186
Office equipment, furniture and fixtures	20,505	18,112
Construction in progress	94,025	151,768
Other	41,155	48,891
Fixed assets, at cost	5,440,858	5,601,015
Less: Accumulated depreciation	(1,023,825)	(734,986)
Net fixed assets	$4,417,033	$4,866,029

Schedule of Mineral Leaseholds
Mineral Leaseholds
Our Mineral Leaseholds, relating to our acquired Alkali Business, consist of the following:

	December 31, 2018	December 31, 2017
Mineral leaseholds	566,019	566,019
Less: Accumulated depletion	(5,538)	(1,513)
Mineral leaseholds, net	$560,481	$564,506

Schedule of Change in Asset Retirement Obligation
A reconciliation of our liability for asset retirement obligations is as follows:

December 31, 2016	$213,726
Accretion expense	11,008
Revisions in timing and estimated costs of AROs	7,146
Acquisitions	131
Divestitures	(7,649)
Settlements	(26,415)
Other	240
December 31, 2017	198,187
Accretion expense	10,509
Revisions in timing and estimated costs of AROs	44,319
Settlements	(13,150)
December 31, 2018	$239,865

Schedule of Forecast or Accretion Expense to Asset Retirement Obligations	With respect to our AROs, the following table presents our forecast of accretion expense for the periods indicated:

2019	$9,928
2020	$10,997
2021	$9,313
2022	$9,892
2023	$10,586